Demonstration Plant (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Demonstration plant
Plant operating expense	$ 1,137	$ 2,009	$ 1,992	$ 3,475
Personnel
Demonstration plant
Plant operating expense	842	1,265	1,488	2,278
Reagents
Demonstration plant
Plant operating expense	18	4	40	17
Repairs and maintenance
Demonstration plant
Plant operating expense	25	8	56	18
Supplies
Demonstration plant
Plant operating expense	204	419	302	711
Testwork
Demonstration plant
Plant operating expense	6	240	9	342
Office trailer rental
Demonstration plant
Plant operating expense	16	27	23	44
Other
Demonstration plant
Plant operating expense	$ 26	$ 46	$ 74	$ 65